Prepayments, Deposits and Other Receivables (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Acquisitions of hotels [Member]
Prepayments, Deposits and Other Receivables (Details) [Line Items]
Deposits paid for acquisitions	$ 77,225,000